Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets
Fixed maturity securities available for sale, amortized cost	$ 202,437	$ 122,949	$ 102,301
Equity securities, cost	$ 21,563	$ 27,188	$ 19,569
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	23,468,750	17,000,000	17,000,000	17,000,000	17,000,000
Common stock, shares outstanding	23,468,750	17,000,000	17,000,000